FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Notional and Maturity Summary (Details) gigajoule in Millions, bbl in Millions, $ in Millions	Dec. 31, 2021 USD ($) gigajoule MWh bbl	Dec. 31, 2020 USD ($) bbl gigajoule MWh
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Number of megawatt hours | MWh		6
Foreign Exchange Contract
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Notional amount | $	$ 272	$ 260
Interest rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Notional amount | $	$ 250	$ 250
Purchases | Liquids (bpd)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Derivative, nonmonetary notional amount | bbl		1,756
Purchases | Natural Gas
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Derivative, nonmonetary notional amount | gigajoule	62,615	73,557
Purchases | Power (GWh)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Derivative, nonmonetary notional amount | MWh	6,166,000,000
Sales | Liquids (bpd)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Derivative, nonmonetary notional amount | bbl	16,550	25,284